STOCK OPTION RESERVE (Details 1) - shares	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,275
Granted
Expired or forfeited		(1,275)
Ending balance
Exercisable as at end
P B I 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,963,420	1,151,400
Granted		50,000
Expired or forfeited
Ending balance	1,963,420	1,201,400
Exercisable as at end	764,438	410,600